Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 84,061		R$ 87,493
Liabilities	(4,640)		(1,076,419)
Sales (purchase)	97,592	R$ 84,979
Dividends and interest on own capital payable	1,997		2,200,917
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	81,018		83,545
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,043		3,948
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(4,640)		(1,457)
Dividends and interests on own capital payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(1,074,962)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	14		4
Liabilities	(576)		(1,074,983)
Sales (purchase)	(543)	22
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	14		4
Liabilities	(576)		(630,387)
Sales (purchase)	(543)	22
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(336,205)
Managements and related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities			(55,627)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(52,764)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	84,047		87,489
Liabilities	(4,064)		(1,436)
Sales (purchase)	98,135	84,957
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	128		61
Sales (purchase)	256	290
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1
Sales (purchase)	4	3
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2
Sales (purchase)	4	4
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2,895		3,860
Sales (purchase)
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2
Sales (purchase)	3	3
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	81,018		83,343
Liabilities	(2,417)		(1,413)
Sales (purchase)	102,103	87,768
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1		21
Liabilities	(1,226)
Sales (purchase)	(3,736)	(2,837)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets			1
Sales (purchase)	3	2
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(406)		(23)
Sales (purchase)	(1,007)	(629)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(15)
Sales (purchase)	(75)	(74)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets			R$ 203
Sales (purchase)	R$ 580	R$ 427